UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Central Square Management LLC
Address:  1813 N Mill Street
          Suite F
          Naperville, IL 60563

Form 13F File Number:  028-14128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brad Bailey
Title:    Chief Financial Officer
Phone:    (630) 210-8924

Signature, Place, and Date of Signing:

       /s/ Brad Bailey                Naperville, IL           February 14, 2013
       ---------------                --------------           -----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                         -----------

Form 13F Information Table Entry Total:           30
                                         -----------

Form 13F Information Table Value Total:  $    94,694
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number        Name

1         028-14129                   Kelly Cardwell

              COLUMN 1                COLUMN 2  COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------- --------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                      TITLE OF               VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
           NAME OF ISSUER               CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------------- --------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
AVAGO TECHNOLOGIES LTD                SHS       Y0486S104       2,152      68,000                                 68,000
AVID TECHNOLOGY INC                   COM       05367P100       5,541     731,033 SH       DEFINED    1          731,033      0    0
BELO CORP                             COM SER A 80555105        1,278     166,631 SH       DEFINED    1          166,631      0    0
BERKSHIRE HATHAWAY INC DEL            CL A      84670108        6,167          46 SH       DEFINED    1               46      0    0
BERKSHIRE HATHAWAY INC DEL            CL B NEW  84670702        4,248      47,360 SH       DEFINED    1           47,360      0    0
CHINA CERAMICS CO LTD                 SHS       G2113X100         147      68,286 SH       DEFINED    1           68,286      0    0
CORNING INC                           COM       219350105       1,897     150,300 SH       DEFINED    1          150,300      0    0
COWEN GROUP INC NEW                   CLA       223622101       3,777   1,541,437 SH       DEFINED    1        1,541,437      0    0
GSI TECHNOLOGY                        COM       36241U106         899     143,451 SH       DEFINED    1          143,451      0    0
HARVARD BIOSCIENCE INC                COM       416906105       8,777   2,003,820 SH       DEFINED    1        2,003,820      0    0
INNERWORKINGS INC                     COM       45773Y105         682         495     PUT  DEFINED    1              495      0    0
INNOVATIVE SOLUTIONS & SUPPO          COM       45769N105         744     216,356 SH       DEFINED    1          216,356      0    0
MICROSOFT CORP                        COM       594918104       9,697     363,056 SH       DEFINED    1          363,056      0    0
NETSUITE INC                          COM       64118Q107       2,234         332     PUT  DEFINED    1              690      0    0
NEXSTAR BROADCASTING GROUP I          CL A      65336K103      13,287   1,254,698 SH       DEFINED    1        1,254,698      0    0
NOVA MEASURING INSTRUMENTS L          COM       M7516K103         607      76,066 SH       DEFINED    1           76,016      0    0
OCCIDENTAL PETE CORP DEL              COM       674599105       2,983      38,936 SH       DEFINED    1           38,936      0    0
ORBIT INTL CORP                       COM NEW   685559304          64      19,854 SH       DEFINED    1           19,854      0    0
PLANAR SYS INC                        COM       726900103       1,558   1,089,503 SH       DEFINED    1        1,089,503      0    0
PLX TECHNOLOGY INC                    COM       693417107       1,377     379,398 SH       DEFINED    1          379,398      0    0
SCHLUMBERGER LTD                      COM       806857108       3,123      45,062 SH       DEFINED    1           45,062      0    0
SODASTREAM INTERNATIONAL LTD          USD SHS   M9068E105       3,097         690     PUT  DEFINED    1              690      0    0
STAPLES INC                           COM       855030102       7,432     651,954 SH       DEFINED    1          651,954      0    0
STRATASYS INC                         SHS       M85548101         802         100     PUT  DEFINED    1              100      0    0
TANDY LEATHER FACTORY INC             COM       87538X105       3,648     660,841 SH       DEFINED    1          660,841      0    0
TRIQUINT SEMICONDUCTOR INC.           COM       89674K103       1,029     213,059 SH       DEFINED    1          213,059      0    0
VISHAY PRECISION GROUP INC            COM       92835K103       1,357     102,654 SH       DEFINED    1          102,654      0    0
WALTER ENERGY                         COM       93317Q105       1,317      36,700 SH       DEFINED    1           36,700      0    0
WEIGHT WATCHERS INTERNATIONAL INC NEW COM       948626106       1,869         357     PUT  DEFINED    1              357      0    0
WHITING PETE CORP NEW                 COM       966387102       2,903      66,942 SH       DEFINED    1           66,942      0    0